Note 12 - Goodwill and Intangible Assets, Net - Summary of Finite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Gross	$ 15,960	$ 15,960	$ 250
Finite Lived Intangible Assets, Accumulated Amortization	(2,235)	(1,537)	(200)
Finite Lived Intangible Assets, Net	13,725	14,423	50
Pharmacy Records [Member]
Finite-Lived Intangible Assets, Gross	8,130	8,130	0
Finite Lived Intangible Assets, Accumulated Amortization	(1,219)	(807)	0
Finite Lived Intangible Assets, Net	6,911	7,323	0
Trade Names [Member]
Finite-Lived Intangible Assets, Gross	4,700	4,700	0
Finite Lived Intangible Assets, Accumulated Amortization	(353)	(224)	0
Finite Lived Intangible Assets, Net	4,347	4,476	0
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	2,880	2,880	0
Finite Lived Intangible Assets, Accumulated Amortization	(432)	(281)	0
Finite Lived Intangible Assets, Net	2,448	2,599	0
Customer Contracts [Member]
Finite-Lived Intangible Assets, Gross	250	250	250
Finite Lived Intangible Assets, Accumulated Amortization	(231)	(225)	(200)
Finite Lived Intangible Assets, Net	$ 19	$ 25	$ 50